Related Party Balances And Transactions (Details)				1 Months Ended			12 Months Ended
	Dec. 01, 2020 SGD ($)	Dec. 01, 2020 USD ($)	Feb. 11, 2019 SGD ($)	Dec. 31, 2025 SGD ($)	Dec. 31, 2025 USD ($)	Nov. 30, 2025 USD ($)	Jun. 30, 2025 SGD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 SGD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 SGD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2021 SGD ($)	Jun. 30, 2021 USD ($)
Related Party Balances And Transactions [Line Items]
Total cash consideration	$ 3,216,960	$ 2,400,000
Consideration											$ 5,500
Allowance for credit losses								$ 142,307	80,000
Sales Agreement [Member]
Related Party Balances And Transactions [Line Items]
Deposits							1,856,171		1,856,171		1,856,171		$ 1,459,369
Total contracts value								2,000,000
Ad Navitas Pte Ltd [Member]
Related Party Balances And Transactions [Line Items]
Minimum Security Amount			$ 1,000,000
Consap Pte Ltd [Member]
Related Party Balances And Transactions [Line Items]
Consideration										$ 1,000,000
Consap Pte Ltd [Member] | Mr. Chee Wai Chan [Member]
Related Party Balances And Transactions [Line Items]
Equity Interest	100.00%	100.00%
Consap Pte Ltd [Member] | Sales Agreement [Member]
Related Party Balances And Transactions [Line Items]
Total contracts value								2,000,000
Consap Pte Ltd [Member] | Sales Agreement [Member] | Forecast [Member]
Related Party Balances And Transactions [Line Items]
Total contracts value					$ 1,400,000
RP Singapore [Member]
Related Party Balances And Transactions [Line Items]
Consideration								$ 1,000,000
RP Singapore [Member] | Sales Agreement [Member] | Forecast [Member]
Related Party Balances And Transactions [Line Items]
Total contracts value				$ 1,400,000		$ 2,000,000
Related Party [Member]
Related Party Balances And Transactions [Line Items]
Allowance for credit losses							181,000
Related Party [Member] | Ad Navitas Pte Ltd [Member]
Related Party Balances And Transactions [Line Items]
Long-term deposits – related party							$ 920,000		$ 920,000		$ 1,000,000		$ 723,327
Related Party [Member] | Consap Pte Ltd [Member]
Related Party Balances And Transactions [Line Items]
Consideration												$ 1,000,000
Related Party [Member] | Consap Pte Ltd [Member] | Sales Agreement [Member]
Related Party Balances And Transactions [Line Items]
Deposits														$ 1,856,171	$ 1,400,000